Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Inventory write-downs	¥ 57
Allowance for doubtful accounts			2,981
Impairment of goodwill
Share of loss of affiliates	(10,354)	$ (1,526)
Impairment loss on intangible assets
Value added tax payable	73
Contract liabilities	27,410
Revenue from contracts with customers
Levels of inputs used to measure fair value
Restricted cash	¥ 6,503
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Government grants	¥ 7
cash and cash equivalents	37,091		243		$ 5,467
Acquired assets	441,000
Contract fulfillment cost	4,048
Contract acquisition costs
Credit losses	4
Cash Equivalents	¥ 43,594
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	20,000,000				20,000,000
cash and cash equivalents			¥ 243
Warrants and Rights Outstanding, Term
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
China [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.7851				6.7851
Money Market Funds [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses	¥ 2,981
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	2 years				2 years
Terms of operating leases	12 months				12 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	10 years				10 years
Terms of operating leases	10 years				10 years
Investments in Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write-downs	¥ 57
Share of loss of affiliates	10,354
Impairment loss on intangible assets